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March 5, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Re:   Smith Barney Sector Series Inc. (the "Fund")

File Nos. 33-7339 and 811-4757



Dear Sirs:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the above referenced Fund does not differ from that contained in Post-Effective Amendment No. 32 filed on February 28, 2003, which became effective on February 28, 2003.

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,


/s/ Mike Kocur
Mike Kocur
Assistant Secretary